Property and Equipment, Net	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

5. Property and equipment, net

Property and equipment, net consisted of the following (in thousands):

	June 30,	December 31,
	2024	2023
Lab equipment	$9,849	$9,914
Leasehold improvements	9,536	9,451
Office equipment and computers	1,640	1,636
Fixtures and fittings	1,068	1,085
	22,093	22,086
Less: Accumulated depreciation	(15,139)	(12,915)
	$6,954	$9,171

Depreciation expense was $2.4 million and $2.4 million for the six months ended June 30, 2024 and 2023, respectively. Depreciation expense was $1.2 million and $1.3 million for the three months ended June 30, 2024 and 2023, respectively.